UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-01545
Investment Company Act File Number

Eaton Vance Special Investment Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

November 30
Date of Fiscal Year End

August 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Risk-Managed Equity Option Income Fund	as of August 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.8%

Security	Shares	Value
Aerospace & Defense — 1.9%
General Dynamics Corp.	17,097	$1,011,972
Lockheed Martin Corp.	7,341	550,428

		$1,562,400

Air Freight & Logistics — 0.6%
FedEx Corp.	6,807	$467,709

		$467,709

Beverages — 1.5%
PepsiCo, Inc.	21,540	$1,220,672

		$1,220,672

Biotechnology — 1.9%
Amgen, Inc.(1)	17,325	$1,034,996
Celgene Corp.(1)	5,953	310,568
Gilead Sciences, Inc.(1)	4,218	190,063

		$1,535,627

Capital Markets — 3.7%
Goldman Sachs Group, Inc.	10,194	$1,686,699
Northern Trust Corp.	12,073	705,788
State Street Corp.	11,627	610,185

		$3,002,672

Chemicals — 0.4%
Monsanto Co.	4,222	$354,141

		$354,141

Commercial Banks — 2.7%
PNC Financial Services Group, Inc.	10,101	$430,202
U.S. Bancorp	20,302	459,231
Wells Fargo & Co.	46,846	1,289,202

		$2,178,635

Commercial Services & Supplies — 1.0%
Waste Management, Inc.	26,512	$793,504

		$793,504

Communications Equipment — 1.8%
QUALCOMM, Inc.	32,317	$1,500,155

		$1,500,155

Computers & Peripherals — 7.8%
Apple, Inc.(1)	12,498	$2,102,289
Hewlett-Packard Co.	47,669	2,139,861
International Business Machines Corp.	18,097	2,136,351

		$6,378,501

Consumer Finance — 1.3%
Capital One Financial Corp.	15,417	$574,900
Discover Financial Services	33,354	458,617

		$1,033,517

Diversified Financial Services — 4.5%
Bank of America Corp.	87,356	$1,536,592
JPMorgan Chase & Co.	49,466	2,149,792

		$3,686,384

1

Security	Shares	Value
Diversified Telecommunication Services — 2.3%
AT&T, Inc.	42,462	$1,106,135
Verizon Communications, Inc.	23,414	726,771

		$1,832,906

Electric Utilities — 1.7%
American Electric Power Co., Inc.	17,429	$547,793
FirstEnergy Corp.	17,837	804,984

		$1,352,777

Electrical Equipment — 1.0%
Emerson Electric Co.	22,176	$817,629

		$817,629

Energy Equipment & Services — 1.2%
Diamond Offshore Drilling, Inc.	6,637	$593,481
Schlumberger, Ltd.	6,201	348,496

		$941,977

Food & Staples Retailing — 2.9%
CVS Caremark Corp.	20,006	$750,625
Wal-Mart Stores, Inc.	31,812	1,618,277

		$2,368,902

Food Products — 1.2%
Nestle SA	24,331	$1,012,974

		$1,012,974

Health Care Equipment & Supplies — 2.7%
Baxter International, Inc.	13,067	$743,774
Boston Scientific Corp.(1)	57,648	677,364
Covidien, Ltd.	19,864	786,018

		$2,207,156

Health Care Providers & Services — 1.9%
Aetna, Inc.	21,934	$625,119
Fresenius Medical Care AG & Co. KGaA ADR	9,142	409,562
UnitedHealth Group, Inc.	19,355	541,940

		$1,576,621

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	14,024	$410,202
McDonald’s Corp.	15,547	874,363

		$1,284,565

Household Products — 3.5%
Colgate-Palmolive Co.	22,234	$1,616,412
Procter & Gamble Co.	22,634	1,224,726

		$2,841,138

Independent Power Producers & Energy Traders — 0.6%
NRG Energy, Inc.(1)	16,952	$455,161

		$455,161

Industrial Conglomerates — 2.2%
General Electric Co.	126,845	$1,763,145

		$1,763,145

Insurance — 1.8%
MetLife, Inc.	14,845	$560,547
Prudential Financial, Inc.	18,296	925,412

		$1,485,959

2

Security	Shares	Value
Internet & Catalog Retail — 1.0%
Amazon.com, Inc.(1)	9,583	$778,044

		$778,044

Internet Software & Services — 1.5%
Google, Inc., Class A(1)	2,583	$1,192,494

		$1,192,494

IT Services — 2.1%
Accenture, Ltd., Class A	13,455	$444,015
MasterCard, Inc., Class A	3,502	709,610
Western Union Co.	31,155	562,036

		$1,715,661

Machinery — 2.4%
Danaher Corp.	11,568	$702,293
Deere & Co.	14,012	610,923
Illinois Tool Works, Inc.	15,552	650,385

		$1,963,601

Media — 0.5%
Walt Disney Co. (The)	15,276	$397,787

		$397,787

Metals & Mining — 4.0%
BHP Billiton, Ltd. ADR	13,877	$864,537
Freeport-McMoRan Copper & Gold, Inc.	11,137	701,408
Goldcorp, Inc.	37,206	1,356,531
United States Steel Corp.	7,785	340,827

		$3,263,303

Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	16,266	$515,144

		$515,144

Multiline Retail — 0.8%
Target Corp.	13,937	$655,039

		$655,039

Oil, Gas & Consumable Fuels — 9.5%
Anadarko Petroleum Corp.	19,514	$1,031,705
Chevron Corp.	22,827	1,596,520
Exxon Mobil Corp.	27,771	1,920,365
Hess Corp.	16,875	853,706
Occidental Petroleum Corp.	12,710	929,101
Total SA ADR	15,320	877,377
XTO Energy, Inc.	12,985	501,221

		$7,709,995

Personal Products — 0.5%
Avon Products, Inc.	13,839	$441,049

		$441,049

Pharmaceuticals — 5.3%
Abbott Laboratories	21,294	$963,128
Bristol-Myers Squibb Co.	17,894	395,994
Johnson & Johnson	16,068	971,150
Merck & Co., Inc.	25,155	815,777
Pfizer, Inc.	47,273	789,459
Teva Pharmaceutical Industries, Ltd. ADR	7,698	396,447

		$4,331,955

3

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 0.6%
AvalonBay Communities, Inc.	3,397	$218,868
Boston Properties, Inc.	4,322	261,827

		$480,695

Road & Rail — 0.8%
CSX Corp.	16,164	$686,970

		$686,970

Semiconductors & Semiconductor Equipment — 2.4%
ASML Holding NV	26,539	$729,026
NVIDIA Corp.(1)	52,503	762,344
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	46,002	492,221

		$1,983,591

Software — 2.9%
Microsoft Corp.	64,803	$1,597,394
Oracle Corp.	35,685	780,431

		$2,377,825

Specialty Retail — 4.3%
Best Buy Co., Inc.	20,354	$738,443
Gap, Inc. (The)	19,870	390,445
Home Depot, Inc. (The)	36,506	996,249
Staples, Inc.	34,855	753,217
TJX Companies, Inc. (The)	16,373	588,609

		$3,466,963

Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B	13,451	$745,051

		$745,051

Tobacco — 1.0%
Philip Morris International, Inc.	16,950	$774,784

		$774,784

Total Common Stocks (identified cost $67,989,616)		$77,134,778

Put Options Purchased — 2.6%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
S&P 500 Index	5	$850	9/19/09	$325
S&P 500 Index	6	875	9/19/09	570
S&P 500 Index	21	750	12/19/09	13,545
S&P 500 Index	24	775	12/19/09	19,680
S&P 500 Index	7	800	12/19/09	7,000
S&P 500 Index	55	825	12/19/09	68,750
S&P 500 Index	95	850	12/19/09	142,500
S&P 500 Index	46	875	12/19/09	82,800
S&P 500 Index	66	900	12/19/09	155,100
S&P 500 Index	80	915	12/19/09	208,800
S&P 500 Index	14	925	12/19/09	39,900
S&P 500 Index	25	950	12/19/09	82,500
S&P 500 Index	29	850	3/20/10	85,840
S&P 500 Index	16	900	3/20/10	64,640
S&P 500 Index	40	925	3/20/10	192,200
S&P 500 Index	75	950	3/20/10	420,750

4

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
S&P 500 Index	45	$975	3/20/10	$288,900
S&P 500 Index	35	1,000	3/20/10	257,250

Total Put Options Purchased (identified cost $4,979,567)				$2,131,050

Total Investments — 97.4% (identified cost $72,969,183)				$79,265,828

Covered Call Options Written — (1.6)%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
S&P 500 Index	185	$1,005	9/19/09	$(478,225)
S&P 500 Index	175	1,010	9/19/09	(399,875)
S&P 500 Index	24	1,015	9/19/09	(49,200)
S&P 500 Index	160	1,020	9/19/09	(304,000)
S&P 500 Index	20	1,030	9/19/09	(29,600)
S&P 500 Index	15	1,035	9/19/09	(17,400)

Total Covered Call Options Written (premiums received $1,096,641)				$(1,278,300)

Other Assets, Less Liabilities — 4.2%				$3,382,122

Net Assets — 100.0%				$81,369,650

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

5

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$73,482,190

Gross unrealized appreciation	$8,806,054
Gross unrealized depreciation	(3,022,416)

Net unrealized appreciation	$5,783,638

Written call options activity for the fiscal year to date ended August 31, 2009 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	19	$77,588
Options written	2,819	5,333,754
Options terminated in closing purchase transactions	(2,049)	(3,964,758)
Options expired	(210)	(349,943)

Outstanding, end of period	579	$1,096,641

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At August 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund generally intends to purchase index put options below the current value of the index to reduce the Fund’s exposure to market risk and volatility. In buying index put options, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At August 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $2,131,050 and $1,278,300, respectively.

FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

At August 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total
Common Stocks
Food Products	$—	$1,012,974		$—	$1,012,974
Others	76,121,804	—		—	76,121,804

Total Common Stocks	$76,121,804	$1,012,974	*	$—	$77,134,778

Put Options Purchased	2,131,050	—		—	2,131,050

Total Investments	$78,252,854	$1,012,974		$—	$79,265,828

Liability Description
Covered Call Options Written	$(1,278,300)	$—		$—	$(1,278,300)

Total	$(1,278,300)	$—		$—	$(1,278,300)

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The level classification by major category of investments (other than for categories presented above) is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of November 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance Enhanced Equity Option Income Fund	as of August 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks(1) — 98.5%

Security	Shares	Value
Aerospace & Defense — 2.2%
General Dynamics Corp.	1,090	$64,518
Lockheed Martin Corp.	524	39,290

		$103,808

Air Freight & Logistics — 0.6%
FedEx Corp.	418	$28,721

		$28,721

Beverages — 1.5%
PepsiCo, Inc.	1,234	$69,931

		$69,931

Biotechnology — 1.9%
Amgen, Inc.(2)	1,003	$59,919
Celgene Corp.(2)	318	16,590
Gilead Sciences, Inc.(2)	261	11,761

		$88,270

Capital Markets — 3.8%
Goldman Sachs Group, Inc.	611	$101,096
Northern Trust Corp.	769	44,956
State Street Corp.	633	33,220

		$179,272

Chemicals — 0.5%
Monsanto Co.	286	$23,990

		$23,990

Commercial Banks — 2.8%
PNC Financial Services Group, Inc.	580	$24,702
U.S. Bancorp	1,209	27,348
Wells Fargo & Co.	2,873	79,065

		$131,115

Commercial Services & Supplies — 1.0%
Waste Management, Inc.	1,579	$47,259

		$47,259

Communications Equipment — 1.8%
QUALCOMM, Inc.	1,824	$84,670

		$84,670

Computers & Peripherals — 7.5%
Apple, Inc.(2)	738	$124,139
Hewlett-Packard Co.	2,630	118,061
International Business Machines Corp.	910	107,425

		$349,625

Consumer Finance — 1.1%
Capital One Financial Corp.	947	$35,314
Discover Financial Services	1,071	14,726

		$50,040

Diversified Financial Services — 4.8%
Bank of America Corp.	5,519	$97,079
JPMorgan Chase & Co.	2,920	126,903

		$223,982

Security	Shares	Value
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	2,680	$69,814
Verizon Communications, Inc.	1,469	45,598

		$115,412

Electric Utilities — 1.4%
American Electric Power Co., Inc.	1,043	$32,781
FirstEnergy Corp.	699	31,546

		$64,327

Electrical Equipment — 0.4%
Emerson Electric Co.	480	$17,698

		$17,698

Energy Equipment & Services — 1.5%
Diamond Offshore Drilling, Inc.	393	$35,142
Schlumberger, Ltd.	595	33,439

		$68,581

Food & Staples Retailing — 3.1%
CVS Caremark Corp.	1,165	$43,711
Wal-Mart Stores, Inc.	2,017	102,604

		$146,315

Food Products — 1.1%
Nestle SA	1,201	$50,001

		$50,001

Health Care Equipment & Supplies — 2.6%
Baxter International, Inc.	782	$44,511
Boston Scientific Corp.(2)	2,638	30,997
Covidien, Ltd.	1,190	47,088

		$122,596

Health Care Providers & Services — 2.0%
Aetna, Inc.	1,382	$39,387
Fresenius Medical Care AG & Co. KGaA ADR	508	22,758
UnitedHealth Group, Inc.	1,108	31,024

		$93,169

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	855	$25,009
McDonald’s Corp.	956	53,765

		$78,774

Household Products — 3.6%
Colgate-Palmolive Co.	1,131	$82,224
Procter & Gamble Co.	1,609	87,063

		$169,287

Independent Power Producers & Energy Traders — 0.6%
NRG Energy, Inc.(2)	1,075	$28,864

		$28,864

Industrial Conglomerates — 2.0%
General Electric Co.	6,854	$95,271

		$95,271

Insurance — 2.1%
MetLife, Inc.	1,078	$40,705
Prudential Financial, Inc.	1,101	55,689

		$96,394

Security	Shares	Value
Internet & Catalog Retail — 1.0%
Amazon.com, Inc.(2)	591	$47,983

		$47,983

Internet Software & Services — 1.5%
Google, Inc., Class A(2)	154	$71,097

		$71,097

IT Services — 2.4%
Accenture, Ltd., Class A	911	$30,063
MasterCard, Inc., Class A	236	47,821
Western Union Co.	1,941	35,015

		$112,899

Machinery — 2.5%
Danaher Corp.	627	$38,065
Deere & Co.	715	31,174
Illinois Tool Works, Inc.	1,125	47,048

		$116,287

Media — 0.5%
Walt Disney Co. (The)	927	$24,139

		$24,139

Metals & Mining — 4.4%
BHP Billiton, Ltd. ADR	778	$48,469
Freeport-McMoRan Copper & Gold, Inc.	673	42,386
Goldcorp, Inc.	2,599	94,759
United States Steel Corp.	478	20,927

		$206,541

Multi-Utilities — 1.0%
Public Service Enterprise Group, Inc.	1,433	$45,383

		$45,383

Multiline Retail — 0.7%
Target Corp.	686	$32,242

		$32,242

Oil, Gas & Consumable Fuels — 10.4%
Anadarko Petroleum Corp.	1,328	$70,211
Chevron Corp.	1,367	95,608
Exxon Mobil Corp.	1,539	106,422
Hess Corp.	1,027	51,956
Occidental Petroleum Corp.	743	54,313
Total SA ADR	1,026	58,759
XTO Energy, Inc.	1,274	49,177

		$486,446

Personal Products — 0.6%
Avon Products, Inc.	861	$27,440

		$27,440

Pharmaceuticals — 6.0%
Abbott Laboratories	1,452	$65,674
Bristol-Myers Squibb Co.	1,726	38,196
Johnson & Johnson	798	48,231
Merck & Co., Inc.	1,675	54,320
Pfizer, Inc.	2,318	38,711
Teva Pharmaceutical Industries, Ltd. ADR	718	36,977

		$282,109

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 0.6%
AvalonBay Communities, Inc.	197	$12,693
Boston Properties, Inc.	250	15,145

		$27,838

Road & Rail — 0.6%
CSX Corp.	710	$30,175

		$30,175

Semiconductors & Semiconductor Equipment — 2.6%
ASML Holding NV	1,391	$38,211
NVIDIA Corp.(2)	3,278	47,596
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,164	33,855

		$119,662

Software — 3.3%
Microsoft Corp.	4,026	$99,241
Oracle Corp.	2,540	55,550

		$154,791

Specialty Retail — 4.3%
Best Buy Co., Inc.	1,126	$40,851
Gap, Inc. (The)	1,321	25,958
Home Depot, Inc. (The)	1,953	53,297
Staples, Inc.	1,999	43,199
TJX Companies, Inc. (The)	1,054	37,891

		$201,196

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	817	$45,254

		$45,254

Tobacco — 1.0%
Philip Morris International, Inc.	1,033	$47,218

		$47,218

Total Common Stocks (identified cost $3,892,235)		$4,606,072

Total Investments — 98.5% (identified cost $3,892,235)		$4,606,072

Covered Call Options Written — (0.7)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
Abbott Laboratories	14	$46.00	9/19/09	$(574)
Aetna, Inc.	13	35.00	10/17/09	(520)
Amazon.com, Inc.	5	95.00	10/17/09	(280)
Amgen, Inc.	10	65.00	10/17/09	(650)
Anadarko Petroleum Corp.	13	65.00	11/21/09	(650)
Apple, Inc.	7	180.00	10/17/09	(2,590)
ASML Holding NV	13	30.00	10/17/09	(878)
AT&T, Inc.	26	27.00	10/17/09	(1,092)
Avon Products, Inc.	8	34.00	10/17/09	(440)
Baxter International, Inc.	7	57.50	9/19/09	(490)
Best Buy Co., Inc.	11	39.00	9/19/09	(660)
Boston Properties, Inc.	2	65.00	9/19/09	(155)
Bristol-Myers Squibb Co.	17	22.50	9/19/09	(493)
Carnival Corp.	8	35.00	10/17/09	(240)
Celgene Corp.	3	57.50	10/17/09	(249)
Chevron Corp.	13	70.00	9/19/09	(2,080)

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
Colgate-Palmolive Co.	11	$75.00	11/21/09	$(2,090)
Danaher Corp.	6	65.00	10/17/09	(480)
Diamond Offshore Drilling, Inc.	3	91.25	9/19/09	(555)
Emerson Electric Co.	4	37.00	9/19/09	(340)
Exxon Mobil Corp.	15	70.00	9/19/09	(1,650)
FedEx Corp.	4	75.00	10/17/09	(500)
FirstEnergy Corp.	6	45.00	9/19/09	(660)
Freeport-McMoRan Copper & Gold, Inc.	6	75.00	10/17/09	(642)
Fresenius Medical Care AG & Co. KGaA ADR	5	45.00	10/17/09	(762)
General Dynamics Corp.	10	60.00	9/19/09	(1,000)
General Electric Co.	38	15.00	9/19/09	(456)
Gilead Sciences, Inc.	2	47.00	9/19/09	(70)
Goldcorp, Inc.	25	39.00	9/19/09	(1,125)
Hess Corp.	10	55.00	9/19/09	(450)
McDonald’s Corp.	9	57.50	9/19/09	(360)
Merck & Co., Inc.	16	33.00	9/19/09	(480)
MetLife, Inc.	10	40.00	9/19/09	(660)
Microsoft Corp.	23	25.00	10/17/09	(1,817)
Monsanto Co.	2	90.00	10/17/09	(360)
NIKE, Inc., Class B	8	60.00	9/19/09	(80)
Northern Trust Corp.	7	65.00	10/17/09	(350)
Oracle Corp.	25	23.00	9/19/09	(500)
PNC Financial Services Group, Inc.	5	47.00	9/19/09	(175)
Procter & Gamble Co.	10	55.00	9/19/09	(500)
QUALCOMM, Inc.	18	49.00	10/17/09	(1,944)
Target Corp.	3	45.00	9/19/09	(756)
U.S. Bancorp	11	24.00	9/19/09	(220)
Verizon Communications, Inc.	14	32.00	9/19/09	(280)
Walt Disney Co. (The)	9	27.00	9/19/09	(279)
Waste Management, Inc.	15	30.00	9/19/09	(675)
XTO Energy, Inc.	12	44.00	9/19/09	(60)

Total Covered Call Options Written (premiums received $34,721)				$(32,317)

Other Assets, Less Liabilities — 2.2%				$102,828

Net Assets — 100.0%				$4,676,583

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		A portion of each applicable common stock for which a written call option is outstanding at August 31, 2009 has been segregated as collateral for such written option.

(2)		Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,895,566

Gross unrealized appreciation	$721,524
Gross unrealized depreciation	(11,018)

Net unrealized appreciation	$710,506

Written call options activity for the fiscal year to date ended August 31, 2009 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	256	$18,443
Options written	4,689	298,980
Options terminated in closing purchase transactions	(3,028)	(190,530)
Options expired	(1,405)	(92,172)

Outstanding, end of period	512	$34,721

At August 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund generally intends to write covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At August 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is equity price risk was $32,317.

FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total
Common Stocks
Food Products	$—	$50,001		$—	$50,001
Others	4,556,071	—		—	4,556,071

Total Common Stocks	$4,556,071	$50,001	*	$—	$4,606,072

Total Investments	$4,556,071	$50,001		$—	$4,606,072

Liability Description
Covered Call Options Written	$(32,317)	$—		$—	$(32,317)

Total	$(32,317)	$—		$—	$(32,317)

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The level classification by major category of investments (other than for categories presented above) is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of November 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date:	October 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date:	October 26, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	October 26, 2009